Marketable Securities - Current - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Realized gains from disposal of marketable securities	$ 1,739,000	$ 5,665,000	$ 6,299,000
Available for sale Securities Current
Schedule of Available-for-sale Securities [Line Items]
Unrealized gains for marketable securities	17,900,000	14,400,000
Realized gains from disposal of marketable securities	$ 754,000	$ 2,300,000	$ 535,000